MAJOR CUSTOMERS AND SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2014
MAJOR CUSTOMERS AND SUPPLIERS
Summarizes a customer which contributed greater than 10% of net revenue or accounts receivable
	Years ended December 31,
	2012	2013	2014
	$	$	$
Company A	—	86,116,773	301,678,854

Summarizes suppliers which contributed to greater than 10% of total advances to suppliers
	Advance to suppliers
	December 31,
	2013	2014
	$	$
Company I	19,104,520	11,500,629
Company II	31,925,428	14,603,391
Company III	21,536,126	18,725,689
Company IV	10,665,422	6,641,815